Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Units and Members' Deficit - USD ($) $ in Thousands	Redeemable Convertible Preferred Units Preferred Units Vacasa Holdings LLC	Redeemable Convertible Preferred Units Vacasa Holdings LLC	Redeemable Convertible Preferred Units	Series C Preferred Units Vacasa Holdings LLC	Series C Vacasa Holdings LLC	Series C	Series C-1 Preferred Units Vacasa Holdings LLC	Series C-1 Vacasa Holdings LLC	Series C-1	Series C-2 Preferred Units Vacasa Holdings LLC	Series C-2 Vacasa Holdings LLC	Series C-2	Common Units Vacasa Holdings LLC	Additional Paid-In Capital Vacasa Holdings LLC	Accumulated Other Comprehensive Income (Loss) Vacasa Holdings LLC	Accumulated Deficit Adjustment Vacasa Holdings LLC	Accumulated Deficit Vacasa Holdings LLC	Adjustment Vacasa Holdings LLC	Vacasa Holdings LLC	Total
Balance at the beginning at Dec. 31, 2018	$ 209,781
Balance at the beginning (in shares) at Dec. 31, 2018	131,932,428
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs				$ 245,912			$ 50,344			$ 16,782
Issuance of redeemable convertible preferred units, net of issuance costs (in shares)				95,686,490			27,985,068			8,706,402
Remeasurement of redeemable convertible preferred units	$ (42,186)													$ (1,241)			$ (40,945)		$ (42,186)
Balance at the end at Dec. 31, 2019	$ 565,005	$ 565,005			$ 255,164			$ 55,458			$ 18,214								$ 565,005
Balance at the end (in shares) at Dec. 31, 2019	264,310,388		264,310,000			95,686,000			27,985,000			8,706,000							264,310,388
Balance at the beginning (ASU 2016-02) at Dec. 31, 2018																$ 5,056		$ 5,056
Balance at the beginning at Dec. 31, 2018															$ (385)		(164,908)		$ (165,293)
Balance at the beginning (in shares) at Dec. 31, 2018													172,597,788
Equity
Issuance of common units for consideration in a business combination														1,172					1,172
Issuance of common units for consideration in a business combination (in shares)													4,226,364
Equity-based compensation														69					69
Net income (loss)																	(84,872)		(84,872)
Foreign currency translation adjustments															939				939
Balance at the end at Dec. 31, 2019															554		(285,669)		(285,115)
Balance at the end (in shares) at Dec. 31, 2019													176,824,152
Redeemable Convertible Preferred Units
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ (45,009)													1,872			43,137		45,009
Balance at the end at Sep. 30, 2020	$ 614,055
Balance at the end (in shares) at Sep. 30, 2020	267,417,667
Equity
Equity-based compensation														1,872					1,872
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)																	(47,040)		(47,040)
Foreign currency translation adjustments															210				210
Balance at the end at Sep. 30, 2020															764		(375,846)		(375,082)
Balance at the end (in shares) at Sep. 30, 2020													176,824,152
Balance at the beginning at Dec. 31, 2019	$ 565,005	565,005			255,164			55,458			18,214								$ 565,005
Balance at the beginning (in shares) at Dec. 31, 2019	264,310,388		264,310,000			95,686,000			27,985,000			8,706,000							264,310,388
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs							$ 500
Issuance of redeemable convertible preferred units, net of issuance costs (in shares)							270,387
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ 202,433													(3,349)			(199,084)		$ (202,433)
Balance at the end at Dec. 31, 2020	$ 771,979	$ 771,979			$ 330,071			$ 78,656			$ 25,241								$ 771,979
Balance at the end (in shares) at Dec. 31, 2020	267,688,054	267,688,000	267,688,000		95,686,000	95,686,000		28,256,000	28,256,000		8,706,000	8,706,000							267,688,054
Balance at the beginning at Dec. 31, 2019															554		(285,669)		$ (285,115)
Balance at the beginning (in shares) at Dec. 31, 2019													176,824,152
Equity
Equity-based compensation														3,349					3,349
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)																	(92,338)		(92,338)
Foreign currency translation adjustments															(313)				(313)
Balance at the end at Dec. 31, 2020															241		(577,091)		(576,850)
Balance at the end (in shares) at Dec. 31, 2020													176,824,152
Balance at the beginning at Jun. 30, 2020	$ 558,376
Balance at the beginning (in shares) at Jun. 30, 2020	264,310,388
Redeemable Convertible Preferred Units
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ (51,638)													1,182			50,456		51,638
Balance at the end at Sep. 30, 2020	$ 614,055
Balance at the end (in shares) at Sep. 30, 2020	267,417,667
Balance at the beginning at Jun. 30, 2020															3,125		(334,806)		(331,681)
Balance at the beginning (in shares) at Jun. 30, 2020													176,824,152
Equity
Equity-based compensation														1,182					1,182
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)																	9,416		9,416
Foreign currency translation adjustments															(2,361)				(2,361)
Balance at the end at Sep. 30, 2020															764		(375,846)		(375,082)
Balance at the end (in shares) at Sep. 30, 2020													176,824,152
Balance at the beginning at Dec. 31, 2020	$ 771,979	$ 771,979			$ 330,071			$ 78,656			$ 25,241								$ 771,979
Balance at the beginning (in shares) at Dec. 31, 2020	267,688,054	267,688,000	267,688,000		95,686,000	95,686,000		28,256,000	28,256,000		8,706,000	8,706,000							267,688,054
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units	$ 426,101													(908)			(425,193)		$ (426,101)
Net exercise of common unit warrants (in shares)													2,020,000
Balance at the end at Sep. 30, 2021	$ 1,198,080	$ 1,198,080			$ 498,036			$ 124,083			$ 39,481								$ 1,198,080
Balance at the end (in shares) at Sep. 30, 2021	267,688,054	267,688,000			95,686,000			28,256,000			8,706,000								267,688,054
Balance at the beginning at Dec. 31, 2020															241		(577,091)		$ (576,850)
Balance at the beginning (in shares) at Dec. 31, 2020													176,824,152
Equity
Issuance of common units for consideration in a business combination														573,800					573,800
Issuance of common units for consideration in a business combination (in shares)													161,518,057
Equity-based compensation														5,273					5,273
Net income (loss)																	(36,410)		(36,410)
Exercise of equity-based option														(73)					(73)
Exercise of equity-based option (in shares)													70,208
Foreign currency translation adjustments															(201)				(201)
Balance at the end at Sep. 30, 2021														578,238	40		(1,038,694)		(460,416)
Balance at the end (in shares) at Sep. 30, 2021													340,432,417
Balance at the beginning at Jun. 30, 2021	$ 1,198,080
Balance at the beginning (in shares) at Jun. 30, 2021	267,688,054
Redeemable Convertible Preferred Units
Net exercise of common unit warrants (in shares)													2,020,000
Balance at the end at Sep. 30, 2021	$ 1,198,080	$ 1,198,080			$ 498,036			$ 124,083			$ 39,481								$ 1,198,080
Balance at the end (in shares) at Sep. 30, 2021	267,688,054	267,688,000			95,686,000			28,256,000			8,706,000								267,688,054
Balance at the beginning at Jun. 30, 2021														575,966	980		(1,071,498)		$ (494,552)
Balance at the beginning (in shares) at Jun. 30, 2021													338,412,417,000
Equity
Equity-based compensation														2,272					2,272
Net income (loss)																	32,804		32,804
Foreign currency translation adjustments															(940)				(940)
Balance at the end at Sep. 30, 2021														$ 578,238	$ 40		$ (1,038,694)		$ (460,416)
Balance at the end (in shares) at Sep. 30, 2021													340,432,417